Financial Instruments - Summary of Credit Risk Exposures (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total	$ 1,029,501	$ 993,524
Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	456,477	429,655
Undrawn commitments	104,123	100,161
Other exposures	116,661	110,492
Total	677,261	640,308
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	301,646	302,373
Undrawn commitments	50,594	50,843
Total	352,240	353,216
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	866,709
AIRB portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	394,821
Undrawn commitments	100,418
Other exposures	107,172
Total	602,411
AIRB portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	213,704
Undrawn commitments	50,594
Total	264,298
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	162,792
Standardized portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	61,656
Undrawn commitments	3,705
Other exposures	9,489
Total	74,850
Standardized portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	87,942
Total	$ 87,942	$ 92,000